Debt - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
	Jan. 29, 2016	Oct. 06, 2014	Jul. 11, 2013	Jul. 11, 2013	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2015	Mar. 31, 2013
Debt Instrument [Line Items]
Interest Expense, Debt							$ 40,488,000	$ 51,421,000	$ 61,607,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 650,000,000.0
Repayments of debt		$ 262,500,000
Interest rate							1.60%
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage		0.125%
Revolving Credit Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.00%
Revolving Credit Facility | Minimum | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage		0.25%
Revolving Credit Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.75%
Revolving Credit Facility | Maximum | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Convertible Debt | 0.25% Warrants
Debt Instrument [Line Items]
Contractual interest rate											0.25%
Convertible Debt | 0.25% Convertible Senior Notes due April 1, 2018
Debt Instrument [Line Items]
Par value											$ 1,150,000,000.00
Contractual interest rate	0.25%						0.25%				0.25%
Consecutive trading days threshold							20 days
Consecutive trading days threshold, total							30 days
Stock price trigger							130.00%
Notes price trigger							98.00%
Purchase price upon fundamental change							100.00%
Estimated fair value of Company's senior notes							$ 1,400,000,000
Fair value debt basis amount							$ 100
Closing prices of Company's common stock	$ 68.06
If-converted value in excess of principal	$ 28,000,000
Convertible Debt | 0.25% Note Hedges
Debt Instrument [Line Items]
Contractual interest rate							0.25%
Line of Credit
Debt Instrument [Line Items]
Repayments of debt					$ 300,000,000
Long-term Line of Credit										$ 0
Line of Credit | Term Loan
Debt Instrument [Line Items]
Proceeds from issuance debt			$ 300,000,000.0
Line of Credit | Term Loan | Minimum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				0.50%
Line of Credit | Term Loan | Minimum | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Line of Credit | Term Loan | Maximum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				1.00%
Line of Credit | Term Loan | Maximum | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
50 Fremont Street [Member]
Debt Instrument [Line Items]
Loan assumed on 50 Fremont						$ 200,000,000
50 Fremont Street [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Contractual interest rate						3.75%
Loan assumed on 50 Fremont						$ 200,000,000
Interest Expense, Debt							$ 7,300,000